Group Cash Flow Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities
Cash generated by operations	R 18,175	R 10,589	R 7,378
Dividends received	27	75	74
Interest received	343	165	87
Interest paid	(507)	(363)	(319)
Income and mining taxes paid	(2,388)	(518)	(296)
Cash generated by operating activities	15,650	9,948	6,924
Cash flow from investing activities
Increase in restricted cash and investments	(21)	(138)	(128)
Amounts refunded from restricted cash and investments	120	58	53
Acquisition of Eva Copper	0	(2,996)	0
Payment of Mponeng contingent consideration liability	(108)	0	0
ARM BBEE Trust loan repayment	(42)	(74)	(65)
Proceeds from disposal of property, plant and equipment	4	46	24
Additions to property, plant and equipment	(8,398)	(7,640)	(6,214)
Cash utilised by investing activities	(8,361)	(10,596)	(6,200)
Cash flow from financing activities
Borrowings raised	300	3,619	3,057
Borrowings repaid	(4,047)	(2,071)	(3,601)
Partial repurchase of non-controlling interest	(5)	0	0
Dividend paid	(1,437)	(154)	(430)
Lease payments	(246)	(200)	(177)
Cash generated/(utilised) by financing activities	(5,435)	1,194	(1,151)
Foreign currency translation adjustments	(28)	(127)	56
Net increase/(decrease) in cash and cash equivalents	1,826	419	(371)
Cash and cash equivalents – beginning of year	2,867	2,448	2,819
Cash and cash equivalents – end of year	R 4,693	R 2,867	R 2,448